                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):    [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             GEM Capital Management, Inc.
Address:          70 East 55th Street - 12th Floor
                  New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald B. Unterman
Title:            President
Phone:            (212) 753-0700
Signature, Place, and Date of Signing:


         /s/ Gerald B. Unterman     New York, New York         February 8, 2000

Report Type   (Check only one):

[ X  ]          13F HOLDINGS REPORT
[    ]          13F NOTICE
[    ]          13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     $656,257

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE


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                                                                                                    VOTING     VOTING     VOTING
                                                                                                    AUTHORITY  AUTHORITY  AUTHORITY
                TITLE OF                  VALUE      SHARES/              PUT/   INVSTMT  OTHER
NAME OF ISSUER  CLASS        CUSIP        (x$1000)   PRN AMT      SH/PRN  CALL   DSCRETN  MANAGERS   SOLE      SHARED     N
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AMFM Inc.       COM          001693100    6,730      86,000       SH             SOLE               86,000     0          0
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                COM LIB
AT&T Corp.      GRP B        001952708    459        8,112        SH             SOLE               8,112      0          0
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American
Tower Corp.     NTCV 144A09  029912AA0    27,416     19,600,000   PRN            SOLE               0          0          0
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BEA Systems     SB NT CV
Inc.            144A 05      073325AAO    64,965     12,246,000   PRN            SOLE               0          0          0
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Calif. Fed      Cont.
Bank FSB        Litig. REC   130209604    106        77,247                      SOLE               0          0          0
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Canadian Nat
Ry              PFD CV       136375409    714        17,000       SH             SOLE               17,000     0          0
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Cell Pathways
Inc.            COM          15114R101    500        54,054       SH             SOLE               54,054     0          0
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Cendant Corp.   COM          151313013    3,887      146,330      SH             SOLE               146,330    0          0
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                SB DB CV
Centocor Inc.   4.75% 05     152342AD3    8,062      6,056,000    PRN            SOLE               0          0          0
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Checkfree       SB NT CV
Holdings Corp.  144A06       162816102    6,350      4,000,000    PRN            SOLE               0          0          0
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Citigroup Inc.  COM          172967101    1,806      32,500       SH             SOLE               32,500     0          0
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                           FORM 13F INFORMATION TABLE


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Citrix Sys      SD CV ZRO
Inc.            144A 19      177376AA8    69,718     79,000,000   PRN            SOLE               0          0          0
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Comverse
Technology      SB NT CV
Inc.            144A 04      205862AF2    13,659     4,010,000    PRN            SOLE               0          0          0
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Danaher Corp.   COM          235851102    820        17,000       SH             SOLE               17,000     0          0
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Dime Bancorp
Inc.            COM          25429Q102    1,821      120,328      SH             SOLE               120,328    0          0
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                SB NT CV
EMC Corp.       144A02       268648AC6    32,819     3,400,000    PRN            SOLE               0          0          0
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                SB NT CV
EMC Corp.       ACRD02       268648AD4    31,969     3,312,000    PRN            SOLE               0          0          0
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                SB NT CV
EMC Corp.       6%04         268648AE2    1,857      1,357,000    PRN            SOLE               0          0          0
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                DEP BD CV
France Telecom  144A 04      35177QAB1    4,855      3,670,000    PRN            SOLE               0          0          0
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Golden State
Bancorp         COM          381197102    6,192      358,969      SH             SOLE               358,969    0          0
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Golden State
Bancorp         WT EX 0000   381197136    391        443,947                     SOLE               0          0          0
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Interpublic     SB NT CV
Group           144A         460690AD2    12,560     8,000,000    PRN            SOLE               0          0          0
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Kmart Corp.     COM          482584109    129        12,800       SH             SOLE               12,800     0          0
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                           FORM 13F INFORMATION TABLE

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Kmart           PFD TR CV
Corp.           7.75%        498778208    17,066     390,070      SH             SOLE               390,070    0          0
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Kulicke &       SB NT CV
Soffa Inds.     144A06       501242AC6    12,445     11,250,000   PRN            SOLE               0          0          0
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LSI Logic       SUB NT CV
Corp.           144A 04      502161AB8    2,833      1,250,000    PRN            SOLE               0          0          0
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Lattice Semi-
conductor       SB NT CV
Corp.           144A04       518415AA2    6,531      5,000,000    PRN            SOLE               0          0          0
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Littlefuse
Inc.            COM          537008104    1,442      59,000       SH             SOLE               59,000     0          0
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MCI Worldcom
Inc.            COM          55268B106    2,167      40,882       SH             SOLE               40,882     0          0
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Mediaone        PFD CV.
Group Inc.      SER D        58440J203    47,273     450,475      SH             SOLE               450,475    0          0
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National
Australia       CAP UTS
Bank Ltd.       EXCH LB      632525309    18,585     672,779      SH             SOLE               672,779    0          0
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Omnicom Group   SB DB CV
Inc.            144A 07      681919ACO    6,360      2,000,000    PRN            SOLE               0          0          0
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PSI Net Inc.    PFD CV 6.75  74437C309    59,368     1,017,008    SH             SOLE               1,017,008  0          0
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Pogo Trust  I   QUIPS SER A  74437P208    5,962      121,065      SH             SOLE               121,065    0          0
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Pogo            SB NT CV
Producting      144A
Corp.           5.5% 06      730448AC1    10,106     12,712,000   PRN            SOLE               0          0          0
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                           FORM 13F INFORMATION TABLE

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Qwest Commn.
Inc.            COM          749121109    606        14,100       SH             SOLE               14,100     0          0
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Royal
Caribbean
Cruises         PFD CV       V7780T111    2,745      14,179       SH             SOLE               14,179     0          0
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Safeguard
Scientifics     SB NT CV
Inc.            144A 6% 06   786449ADO    2,864      1,268,000    PRN            SOLE               0          0          0
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                SB DB CV
Sanmina Corp.   144A 04      800907AA5    13,175     10,000,000   PRN            SOLE               0          0          0
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Sovereign
Bancorp.
Inc.            COM          845905108    81,913     11,060       SH             SOLE               11,060     0          0
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Stmicro-        SB LYON
electronics     Zero 09      861012AB8    30,543     22,335,000   PRN            SOLE               0          0          0
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US West
Inc.            COM          91273H101    540        7,500        SH             SOLE               7,500      0          0
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Veritas         SB NT CV
Software Co.    5.25% 04     923436AB5    27,182     10,100,000   PRN            SOLE               0          0          0
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Washington
Mut Inc.        Com          939322103    4,586      176,386      SH             SOLE               176,386    0          0
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Waste Manag.    SB NT CV
Inc.            4$ 02        94106LAA7    13         752          SH             SOLE               752        0          0
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WinStar
Communcations
Inc.            COM          975515107    4,167      55,468       SH             SOLE               55,468     0          0
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